NET SALES REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
NET SALES REVENUE
Schedule of net sales revenues

	2017	2016	2015
Gross sales	42,156,553	42,935,022	48,701,895
Taxes on sales	(2,956,896)	(2,765,957)	(3,184,879)
Discounts	(2,282,038)	(2,517,398)	(1,935,775)

Net sales	36,917,619	37,651,667	43,581,241